Assets and Liabilities Held for Sale/Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Summary of Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held-for-sales
The table below shows the carrying amounts of major classes of assets and liabilities classified as held-for-sales:

(In $ millions)	As at December 31, 2021	As at December 31, 2020
Carrying amounts of major classes of assets included as part of discontinued operations
Cash and cash equivalents	48	35
Restricted cash	21	29
Accounts receivable	318	—
Intangible drilling contracts	165	—
Drilling units	215	—
Investment in associated companies	239	224
Amount due from related parties	69	387
Deferred tax assets	6	—
Other assets	22	10
Total assets of discontinued operations classified as held for sale	1,103	685

Carrying amounts of major classes of liabilities included as part of discontinued operations
Trade accounts payable	7	—
Amounts due to related parties	12	—
Long-term debt	814	515
Uncertain tax positions	25	—
Other liabilities	90	31
Total liabilities of discontinued operations classified as held for sale	948	546

Summary of Major Classes of Line Items Constituting Profit/(Loss) of Discontinued Operations
Major classes of line items constituting profit/(loss) of discontinued operations:

(In $ millions, except per share data)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues
Contract revenues	36	—	—
Total operating revenues	36	—	—
Operating expenses
Operating expenses	(27)	—	—
Total operating expenses	(27)	—	—
Operating profit	9	—	—
Financial and other non-operating items
Interest income	18	26	34
Interest expense	(77)	(60)	(66)
Share in results from associated companies (net of tax)	14	(77)	(93)
Loss on impairment of investments	—	(47)	(296)
Loss impairment of convertible bond from related party	—	(29)	(11)
Net loss on debt extinguishments	—	—	(22)
Gain/(loss) on marketable securities	2	(3)	(46)
Other financial items	37	(24)	(1)
Total financial items	(6)	(214)	(501)
Net profit/(Loss) before tax from discontinued operations	3	(214)	(501)
Income tax benefit/(expense)	2	(1)	(1)
Net profit/(Loss) after tax from discontinued operations	5	(215)	(502)
Basic Earning/(Loss) per share from discontinued operations	0.05	(2.14)	(5.02)
Diluted Earning/(Loss) per share from discontinued operations	0.05	(2.14)	(5.02)